Document and Entity Information	Jun. 29, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Jun. 29, 2023
Entity File Number	001-39101
Entity Registrant Name	Baudax Bio, Inc.
Entity Central Index Key	0001780097
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	47-4639500
Entity Address, Address Line One	490 Lapp Road
Entity Address, City or Town	Malvern
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19355
City Area Code	484
Local Phone Number	395-2470
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	BXRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false